RECENTLY ISSUED PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2011
RECENTLY ISSUED PRONOUNCEMENTS
4.	RECENTLY ISSUED PRONOUNCEMENTS

On May 12, 2011, the FASB issued authoritative guidance (ASU 2011-04) for fair value measurement and disclosure. This guidance is the result of joint efforts by the FASB and the International Accounting Standards Board (“IASB”) to develop a single converged fair value framework on how to measure fair value and on what disclosures to provide about fair value measurements. Determining when to measure fair value is not within the scope of this new guidance. The new guidance is largely consistent with existing fair value measurement principles currently included in in US GAAP (ASC 820); however, it does present amendments that clarify existing fair value measurements and disclosure requirements. Amendments include such areas as clarifying the application of the highest and best use and valuation premise concepts and expanded disclosure of quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2012. This will not have a material impact to its results of operations, financial condition or disclosures.

On June 16, 2011, the FASB issued authoritative guidance (ASU 2011-05), which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options currently included in US GAAP (ASC 220) and requires entities to report components of comprehensive income in either: 1) a continuous statement of comprehensive income or 2) two separate but consecutive statements. The authoritative guidance does not change the items that must be reported in other comprehensive income. The new authoritative guidance is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt the guidance in the first quarter of fiscal 2012.

On September 15, 2011, the FASB issued authoritative guidance (ASU 2011-08) on testing goodwill for impairment. The new guidance gives entities the option of performing a qualitative assessment before calculating the fair value of a reporting unit, as required for the first step of the impairment test. If the assessment of qualitative factors indicates it is more likely than not that the fair value is greater than the carrying value, then further testing would not be needed. The new authoritative guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company is not adopting this guidance prior to the effective period. The Company does not expect this guidance to have any material impact on their annual goodwill impairment testing process.